Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Reconciliation Of Changes In Cash Flow Statement
This correction of classification resulted in the following impact to the Statement of Cash Flows:

	Year ended December 31, 2019			Year ended December 31, 2018
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(Increase) decrease in other assets	(4,419)	2,922	(1,497)	(7,493)	13,101	5,608
Net cash provided by operating activities	68,045	2,922	70,967	7,583	13,101	20,684
Cash paid for investments classified in Other financial assets	—	(20,473)	(20,473)	—	(13,101)	(13,101)
Cash received from maturity of investments classified in Other financial assets	—	17,551	17,551	—	—	—
Net cash used in investing activities	(2,137)	(2,922)	(5,059)	(413)	(13,101)	(13,514)

Total effect on Cash Flow	—	—	—	—	—	—

	Three months ended March 31, 2020			Six months ended June 30, 2020
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(Increase) decrease in other assets	(17,209)	16,836	(373)	14,917	(16,023)	(1,106)
Net cash provided by/ (used in) operating activities	(28,286)	16,836	(11,450)	(11,716)	(16,023)	(27,739)
Cash paid for investments classified in Other financial assets	—	(32,859)	(32,859)	—	(32,859)	(32,859)
Cash received from maturity of investments classified in Other financial assets	—	16,023	16,023	—	48,882	48,882
Net cash provided by/ (used in) investing activities	(2,387)	(16,836)	(19,223)	(4,550)	16,023	11,473

Total effect on Cash Flow	—	—	—	—	—	—

Summary of Change in Presentation of the Warrants Resulted in the Following Impact to the Consolidated Statement of Financial Position

	Year ended December 31, 2020
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Total Assets	254,646	—	254,646

Other financial liabilities	—	16,869	16,869

Total current liabilities	60,609	16,869	77,478

Total non-current liabilities	89,781	—	89,781

Total liabilities	150,390	16,869	167,259

Shareholders’ equity (deficit)
Share capital	629	—	629
Share premium	573,339	(34,645)	538,695
Accumulated deficit	(462,253)	17,775	(444,478)
Other reserves	(7,459)	—	(7,459)
Total equity (deficit) attributable to shareholders of the parent	104,256	(16,869)	87,387

Total shareholders’ equity (deficit)	104,256	(16,869)	87,387

Total liabilities and shareholders’ equity (deficit)	254,646	—	254,646

Summary of Change in Presentation of the Warrants Resulted in the Following Impact to the Consolidated Statement of Loss	This change in presentation of the warrants resulted in the following impact to the Consolidated Statement of Loss:

	Year ended December 31, 2020
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Change in fair value of warrant liabilities	—	17,775	17,775

Financial result	(159,900)	17,775	(142,126)

Loss before taxes	(229,616)	17,775	(211,841)
Taxes on income	—	—	—

Net loss	(229,616)	17,775	(211,841)
Attributable to:
Equity holders of the parent	(229,059)	17,775	(211,284)
Non-controlling interest	(557)	—	(557)

Net loss	(229,616)	17,775	(211,841)

Net loss per share—basic and diluted	(4,77)	0,37	(4,40)
Weighted average shares outstanding—basic and diluted	48,001,228	—	48,001,228

Summary of Change in Presentation of the Warrants Resulted in the Following Impact to the Consolidated Statement of Cash Flows
This change in presentation of the warrants resulted in the following impact to th
e
 Consolidated Statement of Cash Flows:

	Year ended December 31, 2020
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Loss before taxation	(229.616)	17,775	(211,841)
Adjustment to reconcile net loss to net cash used in operating activities	168,768	(17,775)	150,993
Net cash provided by/(used in) operating activities	(85,61 0)	—	(85,61 0)
Net cash provided by/(used in) investing activities	(15,949)	—	(15,949)
Net cash provided by/(used in) financing activities	207,883	—	207,883

Net increase in cash and cash equivalents	106,324	—	106,324

Cash and cash equivalents at beginning of period	103,353	—	103,353

Effects of exchange rate changes on cash and cash equivalents	(2,147)	—	(2,147)

Cash and cash equivalents at end of period	207,530	—	207,530